Quarterly Financial accounting (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Data [Line Items]
Revenues	$ 70,173	$ 39,261	$ 33,239	$ 29,715	$ 25,127	$ 28,209	$ 25,416	$ 21,238	$ 11,472	$ 124,465	$ 54,842	$ 127,342	$ 86,335	$ 45,463
Operating income (loss)	2,078	(1,976)	1,457	(705)	(15,005)	(9,863)	(7,501)	(16,502)	(5,334)	8,284	(15,710)	(16,228)	(39,200)	(18,642)
Net income (loss)	26,366	(17,636)	3,057	(18,281)	(14,216)	(5,462)	(4,712)	(18,649)	(4,217)	46,618	(32,497)	(47,076)	(33,040)	(14,437)
Net income (loss) allocated to predecessor		(7,179)	(2,104)	(13,016)	(11,699)	(4,865)	(4,041)	(18,396)	(2,653)		(24,715)	(33,998)	(29,955)	$ (14,437)
Net income (loss) allocated to previous owner		(60)	$ 5,161	(5,265)	$ (2,517)	$ (597)	$ (671)	$ (253)	$ (1,564)		$ (7,782)	(2,681)	$ (3,085)
Net income (loss) available to common stockholders	$ 25,906	$ (10,397)								$ 46,111		$ (10,397)
Basic earnings per share	$ 0.28	$ (0.11)								$ 0.49		$ (0.11)
Diluted earnings per share	$ 0.28	$ (0.11)								$ 0.49		$ (0.11)
Scenario, Previously Reported [Member]
Quarterly Financial Data [Line Items]
Operating income (loss)				$ (704)